Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2020		466.8
Balance, beginning of period at Dec. 31, 2020	$ 20,284	$ 13,819	$ 1,623	$ 11	$ 34	$ 3,210	$ 1,587
Increase (Decrease) in Equity [Roll Forward]
Net earnings	692					640	52
Other comprehensive income (loss)	(373)				(333)		(40)
Common shares issued (shares)		4.4
Common shares issued	219	$ 221		(2)
Subsidiary dividends paid to non-controlling interests	(28)						(28)
Dividends declared on common shares	(237)					(237)
Dividends on preference shares	(32)					(32)
Other	(3)			(1)			(2)
Balance, end of period (shares) at Jun. 30, 2021		471.2
Balance, end of period at Jun. 30, 2021	20,522	$ 14,040	1,623	8	(299)	3,581	1,569
Balance, beginning of period (shares) at Mar. 31, 2021		469.4
Balance, beginning of period at Mar. 31, 2021	20,346	$ 13,944	1,623	10	(133)	3,328	1,574
Increase (Decrease) in Equity [Roll Forward]
Net earnings	296					269	27
Other comprehensive income (loss)	(186)				(166)		(20)
Common shares issued (shares)		1.8
Common shares issued	96	$ 96
Subsidiary dividends paid to non-controlling interests	(10)						(10)
Dividends on preference shares	(16)					(16)
Other	(4)			(2)			(2)
Balance, end of period (shares) at Jun. 30, 2021		471.2
Balance, end of period at Jun. 30, 2021	20,522	$ 14,040	1,623	8	(299)	3,581	1,569
Balance, beginning of period (shares) at Dec. 31, 2021		474.8
Balance, beginning of period at Dec. 31, 2021	20,916	$ 14,237	1,623	10	(40)	3,458	1,628
Increase (Decrease) in Equity [Roll Forward]
Net earnings	723					666	57
Other comprehensive income (loss)	311				275		36
Common shares issued (shares)		3.9
Common shares issued	226	$ 228		(2)
Subsidiary dividends paid to non-controlling interests	(31)						(31)
Dividends declared on common shares	(255)					(255)
Dividends on preference shares	(32)					(32)
Other	2						2
Balance, end of period (shares) at Jun. 30, 2022		478.7
Balance, end of period at Jun. 30, 2022	21,860	$ 14,465	1,623	8	235	3,837	1,692
Balance, beginning of period (shares) at Mar. 31, 2022		476.9
Balance, beginning of period at Mar. 31, 2022	20,994	$ 14,354	1,623	8	(168)	3,553	1,624
Increase (Decrease) in Equity [Roll Forward]
Net earnings	330					300	30
Other comprehensive income (loss)	452				403		49
Common shares issued (shares)		1.8
Common shares issued	110	$ 111		(1)
Subsidiary dividends paid to non-controlling interests	(11)						(11)
Dividends on preference shares	(16)					(16)
Other	1			1
Balance, end of period (shares) at Jun. 30, 2022		478.7
Balance, end of period at Jun. 30, 2022	$ 21,860	$ 14,465	$ 1,623	$ 8	$ 235	$ 3,837	$ 1,692